Stock-based Compensation (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($) Plan $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Sep. 30, 2014 USD ($) $ / shares	Jan. 23, 2013 shares
Stock Based Compensation Activity [Line Items]
Shares authorized for issuance under 2012 Plan (in shares) | shares				76
Shares available for issuance under the 2012 Plan (in shares) | shares	46
Number of share-based compensation plans | Plan	4
Compensation cost charged against income from share-based compensation plans	$ 121	$ 69	$ 67
Total income tax benefit recognized for share-based compensation arrangements	$ 56	$ 28	$ 26
Business Combination, Share Consolidation Ratio	0.955
Business Combination, Consideration Transferred, Fair Value of Acquiree Equity Awards	$ 224
Fair Value of Acquiree Equity Awards not Earned as of Merger Date	$ 101
Employee Stock Option
Stock Based Compensation Activity [Line Items]
Expiration period for stock options	10 years
Weighted-average grant-date fair value of options granted | $ / shares	$ 13.14	$ 15.51	$ 14.70
Total intrinsic value of options exercised	$ 39	$ 227	$ 135
Cash received from exercise of stock options granted	70	275	186
Tax benefit from the exercise of stock options, which is recorded in capital in excess of par	11	59	34
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 25
Weighted average period over which unrecognized compensation cost is expected to be recognized	1 year 73 days
Stock Appreciation Rights (SARs)
Stock Based Compensation Activity [Line Items]
Payments towards exercise of SARs granted	$ 8	$ 19	$ 21
Restricted (Nonvested) Stock
Stock Based Compensation Activity [Line Items]
Total unrecognized compensation cost related to nonvested share-based compensation arrangements granted	$ 163
Weighted average period over which unrecognized compensation cost is expected to be recognized	2 years
Minimum | Employee Stock Option
Stock Based Compensation Activity [Line Items]
Vesting period	2 years
Maximum | Employee Stock Option
Stock Based Compensation Activity [Line Items]
Vesting period	3 years
Maximum | Restricted (Nonvested) Stock
Stock Based Compensation Activity [Line Items]
Vesting period	3 years
Selling, general and administrative
Stock Based Compensation Activity [Line Items]
Compensation cost charged against income from share-based compensation plans	$ 160
Fair Value of Acquiree Equity Awards not Earned as of Merger Date Expensed During Period	10
Restructuring Charges [Member]
Stock Based Compensation Activity [Line Items]
Compensation cost charged against income from share-based compensation plans	39
Fair Value of Acquiree Equity Awards not Earned as of Merger Date Expensed During Period	$ 23